Cover Cover	Feb. 06, 2020
Cover page.
Title of 12(b) Security	Class A Common Stock, par value $0.08
Local Phone Number	296-1431
Entity Incorporation, State or Country Code	D0
Entity File Number	0-24796
Entity Tax Identification Number	98-0438382
Entity Address, Address Line One	O'Hara House,
Entity Address, Address Line Two	3 Bermudiana Road,
Entity Address, Postal Zip Code	HM 08
Entity Address, City or Town	Hamilton,
Document Type	8-K
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD.
City Area Code	(441)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	CETV
Security Exchange Name	NASDAQ
Entity Address, Country	BM
Amendment Flag	false
Entity Central Index Key	0000925645